Revenue from Contracts with Customers (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue recognized during the period	$ 400,000	$ 0	$ 4,700,000	$ 2,400,000	$ 4,800,000